SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure Of Entity's Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Executive Members of the Board of Directors are the chief operating decision-makers and consider the business from both a geographic and product perspective.
From a product perspective, the Company’s business is exclusively related to the recombinant human C1 esterase inhibitor business. From a geographic perspective, the Company is operating in the US, Europe and the Rest of the World.
The Executive Members of the Board of Directors primarily measure revenues and gross profit to assess the performance of the geographic areas. Operating costs as well as non-current assets are not sub-allocated to the geographic areas.
Total external revenues and gross profit per geographic segment for the financial year 2021, 2020 and 2019 are:

Amounts in US$ ‘000	2021	2020	2019
Revenues:
US	193,419	202,684	182,294
Europe	4,933	8,232	5,648
RoW	519	1,258	1,447
Total revenues	198,871	212,174	189,389
Gross profit:
US	176,266	184,024	162,226
Europe	1,049	3,534	2,141
RoW	414	1,077	1,094
Total gross profit	177,729	188,635	165,461